Cash (Schedule of Cash) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash [abstract]
Cash at bank	$ 18,312,333	$ 53,290,859
Cash held in lawyers' trust account	146,458	320,202
Total Cash	$ 18,458,791	$ 53,611,061